RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other current assets	$ 432,042	$ 291,428
Investments	394,179	330,510
Deferred revenue	802,344	643,421
Other current liabilities	97,190	85,321
Current liabilities of discontinued operations	199,276	205,061
Revenue	5,490,777	5,007,603	$ 4,887,013
Selling, general and administrative expenses	2,590,173	2,278,205	2,252,750
Loss from discontinued operations	16,679	20,858	32,831
Related party transactions [Member]
Related Party Transaction [Line Items]
Other current assets	11,837	17,827
Investments	3,322	2,146
Other assets	33,454	0
Deferred revenue	1,446	825
Other current liabilities	3,347	2,980
Current liabilities of discontinued operations	0	821
Revenue	57,441	45,341	24,487
Direct operating costs	16,838	12,595	3,488
Selling, general and administrative expenses	7,575	16,614	16,943
Other (expense) income, net	(5,254)	(6,806)	3,500
Loss from discontinued operations	$ (9,144)	$ (5,398)	$ (4,510)